Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2022
Stockholders' Equity Note [Abstract]
Schedule of share option activity and related information
	Number of shares upon exercise	Weighted average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at beginning of year	413,175	$19.58	5.79	$54,815
Granted	356,933	95.04	-	-
Exercised	(38,559)	17.86	-	1,086
Forfeited	(63,227)	99.63	-	-

Outstanding at end of year	668,322	$52.66	6.68	$2,310

Exercisable at end of year	339,777	$17.66	4.42	$2,288

Schedule of RSU’s activity
Number of RSUs

Unvested at beginning of year	684,666
Granted	827,504
Vested	(295,108)
Forfeited	(166,723)

Unvested at the end of the year	1,050,339

Schedule of share based compensation expense
	Year ended December 31,
	2022	2021	2020

Cost of products	$2,185	$1,355	$1,056
Cost of services	1,676	1,105	771
Research and development, net	5,312	2,685	1,712
Sales and marketing	7,361	5,004	2,893
General and administrative	6,115	4,984	3,604

Total share-based compensation expenses	$22,649	$15,133	$10,036